Consolidated Statement of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Revenue	$ 86,760	$ 66,610	$ 10,839,955	$ 20,772,028	$ 0
Cost of sales	71,599	62,015	9,642,803	17,781,011	0
Gross profit	15,161	4,595	1,197,152	2,991,017	0
Operating expenses:
Selling expenses	13,027	4,510	24,184	21,912	5,479
General and administrative expenses	693,825	359,142	1,699,679	1,216,041	745,127
Total operating expenses	706,852	363,652	1,723,863	1,237,953	750,606
Loss from operations	(691,691)	(359,057)	(526,711)	1,753,064	(750,606)
Other (expenses) income
Other (expense) income			144,933	0	0
Interest expense			276	(178,661)	(44,909)
Other expenses	(54)	0	0	(90)	0
Non-operating income	7,188	131,790
Exchange loss	0	(17,928)	0	(13)	389
Total other (expenses) income, net	7,134	113,862	145,209	(178,764)	(44,520)
Net loss before taxes	(684,557)	(245,195)	(381,502)	1,574,300	(795,126)
Income tax benefit	33,183	32,852	(226,682)	(916,840)	113,932
Net loss after taxes	(651,374)	(212,343)	(608,184)	657,460	(681,194)
Foreign currency translation adjustment	(199,856)	(163,503)	(694,964)	7,492	7,552
Comprehensive loss	$ (851,230)	$ (375,846)	$ (1,303,148)	$ 664,952	$ (673,642)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	591,042,000	591,042,000	591,042,000	597,907,753	284,206,285